Pensions and other post-retirement benefit obligations	6 Months Ended
Sep. 30, 2023
Employee Benefits [Abstract]
Pensions and other post-retirement benefit obligations
12. Pensions and other post-retirement benefit obligations

	30 September 2023	31 March 2023
	£m	£m
Present value of funded obligations	(17,502)	(18,934)
Fair value of plan assets	19,570	21,246
	2,068	2,312
Present value of unfunded obligations	(264)	(292)
Other post-employment liabilities	(67)	(69)
Net defined benefit asset	1,737	1,951
Presented in consolidated statement of financial position:
Assets	2,352	2,645
Liabilities	(615)	(694)
	1,737	1,951

Key actuarial assumptions	30 September 2023	31 March 2023
Discount rate – UK past service	5.55%	4.80%
Discount rate – US	5.70%	4.85%
Rate of increase in RPI – UK past service	3.19%	3.17%

The net pensions and other post-retirement benefit (OPEB) obligations position, as recorded under IAS 19, at 30 September 2023 was an asset of £1,737 million (31 March 2023: £1,951 million asset). The movement of £214 million primarily reflects asset performance being less than the discount rate at the start of the period, partially offset by increases in discount rates resulting in a decrease in liabilities.

Net actuarial losses of £263 million have been reflected within the consolidated statement of comprehensive income. There was a loss of £1,754 million (UK £1,155 million; US £599 million) relating to asset performance which reflects returns on assets, both in the UK and US, being less than the discount rate at the beginning of the year. Changes in actuarial assumptions led to a gain on liabilities of £1,491 million (UK £793 million; US £698 million). This primarily reflected movements in discount rates which resulted from large increases in corporate bond yields.

The pension and OPEB surpluses in both the UK and the US of £1,377 million and £975 million respectively (31 March 2023: £1,672 million and £973 million) continue to be recognised as assets under IFRIC 14 as explained on page 175 of the Annual Report and Accounts for the year ended 31 March 2023.